Note Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Blade Urban Air Mobility [Member]
Note Payable

Note 6 – Note Payable

On April 8, 2020, the Company entered into a note evidencing an unsecured loan (“PPP Loan”) in the principal amount of $1,165 pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”). The PPP Loan is administered by the U.S. Small Business Administration and the Company’s loan was made through JP Morgan Chase Bank. The PPP Loan bears interest at a fixed interest rate of zero point ninety-eight (0.98%) percent per year and matures in two (2) years after the issuance date. Payment of interest is deferred through September 2021. After that date, the Company is required to make 18 payments of equal monthly installments of principal and interest, including the deferred interest,with the final payment due in February 2023. The PPP Loan provides for customary events of default including, among other things, cross-defaults on any other loan with JP Morgan Chase Bank. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP Loan may be prepaid by the Company at any time with no prepayment penalties applied. As of March 31, 2021, the Company had not made any payments on its PPP Loan.

The proceeds of the PPP Loan may be used for payroll costs, costs related to certain group health care benefits, rent payments, utility payments, mortgage interest payments, interest payments on other debt obligation that were incurred before February 15, 2021.

The PPP Loan is guaranteed by the United States Small Business Administration (“SBA”). Under the terms of the CARES Act, the PPP Loan recipients can apply for and be granted forgiveness for all or a portion of a loan granted under the PPP, and any accrued interest, with such forgiveness to be determined subject to limitations based on the use of loan proceeds for payment of payroll costs and any payments of mortgage, interest, rent and utilities. The terms of any forgiveness may be subject to further requirements in any regulations and guidelines the SBA may adopt. The Company’s current plans are to not seek loan forgiveness and to repay the loan.

For the three and six months ended March 31, 2021, the Company recorded interest expense of $3 and $6, respectively, which is included in interest income (expense), net on the Company’s condensed consolidated statement of operations.

As of March 31, 2021 the balance of $1,165 was reflected as notes payable on the condensed consolidated balance sheet.

On May 7, 2021, the Company repaid the PPP Loan in full.

Note 7 — Note Payable

On April 8, 2020, the Company entered into an unsecured note evidencing an unsecured loan (“PPP Loan”) in the principal amount of $1,165 pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”). The PPP Loan is administered by the U.S. Small Business Administration and the Company’s loan was made through JP Morgan Chase Bank. The PPP Loan bears interest at a fixed interest rate of zero point ninety-eight (0.98%) percent per year and matures in two (2) years after the issuance date. Payment of interest is deferred for the first six (6) months. Beginning on the seventh month following the date of the PPP Loan (November 2020), the Company is required to make 18 payments of equal monthly installments of  principal and interest with the final payment due in April 2022. The PPP Loan provides for customary events of default including, among other things, cross-defaults on any other loan with JP Morgan Chase Bank. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP Loan may be prepaid by the Company at any time with no prepayment penalties applied.

The proceeds of the PPP Loan may be used for payroll costs, costs related to certain group health care benefits, rent payments, utility payments, mortgage interest payments, interest payments on other debt obligation that were incurred before February 15, 2021.

The PPP Loan is guaranteed by the United States Small Business Administration (“SBA”). Under the terms of the CARES Act, the PPP Loan recipients can apply for and be granted forgiveness for all or a portion of a loan granted under the PPP with such forgiveness to be determined subject to limitations based on the use of loan proceeds for payment of payroll costs and any payments of mortgage, interest, rent and utilities. The terms of any forgiveness may be subject to further requirements in any regulations and guidelines the SBA may adopt. The Company’s current plans are to not seek loan forgiveness and to repay the loan.

As of September 30, 2020 the balance of $1,165 was reflected as notes payable on the consolidated balance sheet.